UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the quarter ended:  December 31, 1999

Check here if Amendment [ ];  Amendment Number:
This amendment (check only one.)  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mercantile Trust Company, N.A.
Address:  One Mercantile Ctr.
          St. Louis, MO  63101

Form 13F File Number:  28-4420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information is true, correct and complete, and that it is understood that all required items, statements, schedules, charts, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:   Jennie P. Carlson
Title:  Executive Vice President, Firstar Corporation
Phone:  (414) 765-5717

Signature, Place, and Date of Signing:


Jennie P. Carlson    Milwaukee, WI    February 11, 2000

Report Type (Check only one.):

[ ]  13F HOLDINGS REPORT

[X]  13F NOTICE

[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
28-04679            Firstar Corporation